Annual Total Returns- Vanguard Target Retirement 2055 Fund (Investor) [BarChart] - Investor - Vanguard Target Retirement 2055 Fund - Investor Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.27%)	15.58%	24.33%	7.19%	(1.72%)	8.88%	21.38%	(7.89%)	24.98%	16.32%